Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	50
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$422,884.66

Principal:
Principal Collections	$7,909,393.58
Prepayments in Full	$2,325,244.31
Liquidation Proceeds	$90,328.07
Recoveries	$34,802.45
Sub Total	$10,359,768.41
Collections	$10,782,653.07

Purchase Amounts:
Purchase Amounts Related to Principal	$201,791.56
Purchase Amounts Related to Interest	$885.28
Sub Total	$202,676.84

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,985,329.91

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	50
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$10,985,329.91
Servicing Fee	$92,591.53	$92,591.53	$0.00	$0.00	$10,892,738.38
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,892,738.38
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$10,892,738.38
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,892,738.38
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$10,892,738.38
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,892,738.38
Interest - Class B Notes	$70,226.00	$70,226.00	$0.00	$0.00	$10,822,512.38
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,822,512.38
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$10,759,372.38
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,759,372.38
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$10,682,025.88
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,682,025.88
Regular Principal Payment	$10,209,589.86	$10,209,589.86	$0.00	$0.00	$472,436.02
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$472,436.02
Residual Released to Depositor	$0.00	$472,436.02	$0.00	$0.00	$0.00
Total		$10,985,329.91

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$10,209,589.86
Total					$10,209,589.86
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$10,209,589.86	$215.57	$70,226.00	$1.48	$10,279,815.86	$217.05
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$10,209,589.86	$6.34	$210,712.50	$0.13	$10,420,302.36	$6.47

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	50

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$44,825,105.46	0.9464760	$34,615,515.60	0.7309019
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$107,965,105.46	0.0670441	$97,755,515.60	0.0607041

Pool Information
Weighted Average APR	4.533%	4.583%
Weighted Average Remaining Term	17.26	16.57
Number of Receivables Outstanding	16,547	15,953
Pool Balance	$111,109,836.91	$100,499,637.78
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$107,965,105.46	$97,755,515.60
Pool Factor	0.0674609	0.0610188

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$2,744,122.18
Targeted Overcollateralization Amount	$2,744,122.18
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$2,744,122.18

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	50
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		65	$83,419.36
(Recoveries)		110	$34,802.45
Net Loss for Current Collection Period			$48,616.91
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5251%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.1645%
Second Preceding Collection Period			0.3655%
Preceding Collection Period			0.2693%
Current Collection Period			0.5514%
Four Month Average (Current and Preceding Three Collection Periods)			0.3377%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,862	$12,499,561.97
(Cumulative Recoveries)			$2,039,693.67
Cumulative Net Loss for All Collection Periods			$10,459,868.30
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6351%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,132.30
Average Net Loss for Receivables that have experienced a Realized Loss			$1,784.35

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.76%	320	$2,772,461.70
61-90 Days Delinquent	0.22%	24	$224,235.60
91-120 Days Delinquent	0.16%	10	$156,330.78
Over 120 Days Delinquent	1.12%	82	$1,124,090.06
Total Delinquent Receivables	4.26%	436	$4,277,118.14

Repossession Inventory:
Repossessed in the Current Collection Period		6	$61,251.93
Total Repossessed Inventory		14	$184,508.30

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.7827%
Preceding Collection Period			0.7313%
Current Collection Period			0.7271%
Three Month Average			0.7470%

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	50

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer